Organization and principal activities (Details)	Jun. 30, 2025	Dec. 31, 2024
Jiadezhigao HK
Organization and principal activities
Percentage of ownership held	100.00%	100.00%
WISMASS HK
Organization and principal activities
Percentage of ownership held	100.00%	100.00%
Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held	99.95%	99.95%
Jiade Zhigao
Organization and principal activities
Percentage of ownership held	99.96%	99.96%
Kebiao Technology
Organization and principal activities
Percentage of ownership held	99.96%	99.96%
Kunyuan
Organization and principal activities
Percentage of ownership held	74.97%
Jiazhi
Organization and principal activities
Percentage of ownership held	99.96%